Notes Payable (Details Textual)				12 Months Ended
	Aug. 05, 2014 USD ($) $ / shares	Oct. 22, 2013 USD ($)	Mar. 25, 2011 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares	Dec. 31, 2013 USD ($)	Mar. 31, 2015 USD ($)	Jun. 25, 2011 $ / shares
Notes Payable (Textual)
Debt instrument, maturity date, description				Due on demand or one year after the issue date
Loss on extinguishment of debt				$ (682,039)
Fountainhead [Member]
Notes Payable (Textual)
Debt converted into preferred shares	$ 2,355,587
Common stock price per share | $ / shares	$ 2.15
Percentage of warrants issued as common stock to debtors	75
Exercise price of warrant | $ / shares	$ 3.08
Fair value of securities	3,037,626
Loss on extinguishment of debt	$ 682,039
Convertible debentures issued during the years 2009 to 2013[Member]
Notes Payable (Textual)
Issuance of convertible debentures				$ 1,733,006
Percentage of company's common stock hold by beneficial owner				50.00%
Interest rate on debentures				6.00%
Conversion price | $ / shares				$ 1.88
Convertible debentures issued during the years 2010 to 2013[Member]
Notes Payable (Textual)
Issuance of convertible debentures				$ 645,550
Interest rate on debentures				6.00%
Conversion price | $ / shares				$ 2.85
Short term, unsecured notes payable issued on August 9 to December 2013 [Member]
Notes Payable (Textual)
Debt instruments, extended maturity date description				This note was repaid in February 2014
Issuance of convertible debentures				$ 15,000
Interest rate on debentures				6.00%
Short term, unsecured notes payable issued during the years 2012 to 2013[Member]
Notes Payable (Textual)
Debt instruments, extended maturity date description				The due date for this note was extended to January 2, 2017
Issuance of convertible debentures				$ 111,550
Interest rate on debentures				6.00%
Debt instrument, maturity date, description				Due on demand or one year
Short term, unsecured notes payable issued on September 2012[Member]
Notes Payable (Textual)
Issuance of convertible debentures				$ 42,900
Interest rate on debentures				6.00%
Debt instrument, maturity date, description				This note was repaid in June 2014.
Term notes issued on March 25, 2011[Member]
Notes Payable (Textual)
Term notes payables			$ 300,000
Interest rate on term notes			16.00%
Number of common stock purchased by issuance of warrants | shares			400,000
Exercise price of warrants | $ / shares			$ 4.50				$ 1.80
Period of warrants			3 years
Debt instruments, original maturity date			Jun. 25, 2011
Debt instruments, extended maturity date description			The due date for this note has been extended to December 31, 2015
Term notes issued on October 22, 2013 [Member]
Notes Payable (Textual)
Interest rate on term notes		16.00%
Debt instruments, original maturity date		Nov. 30, 2013
Issuance of convertible debentures		$ 100,000
Debt notes repaid description		This note was repaid in January 2014.
Insurance policy finance agreements [Member]
Notes Payable (Textual)
Issuance of convertible debentures				$ 81,912		$ 33,801
Repayment of convertible debt						$ 25,328
Repayments of insurance policy				$ 83,862